Investment Objectives and Goals - ONEFUND S&P 500®	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY ONEFUND S&P 500®
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The ONEFUND S&P 500® (the “Fund”) seeks to replicate, before fees and expenses, the total return of the S&P 500® Index (the “Index”).